Employee Benefit Plans	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
Employee Benefit Plans

The accompanying balance sheets reflect a net liability for the funded status of our domestic and foreign defined benefit pension plans. Our U.S. plans (comprised primarily of three significant plans) represent approximately 88% of our pension benefit obligation in each of the periods presented. Participants in one of the significant domestic plans have stopped earning benefits; this plan is referred to as "frozen" in the following narrative.

A summary of our pension obligations and funded status as of December 31 is as follows:

	2013	2012	2011
Change in Benefit Obligation
Benefit obligation, beginning of period	$316.5	$290.1	$263.6
Service cost	3.2	3.0	2.4
Interest cost	11.9	12.6	13.4
Plan participants’ contributions	.5	.5	.5
Actuarial (gains) losses	(30.3)	25.4	27.9
Benefits paid	(14.8)	(16.4)	(17.2)
Foreign currency exchange rate changes	—	1.3	(.5)
Benefit obligation, end of period	287.0	316.5	290.1
Change in Plan Assets
Fair value of plan assets, beginning of period	240.3	223.2	210.3
Actual return on plan assets	20.0	24.3	21.4
Employer contributions	1.9	7.8	8.5
Plan participants’ contributions	.5	.5	.5
Benefits paid	(14.8)	(16.4)	(17.2)
Foreign currency exchange rate changes	.1	.9	(.3)
Fair value of plan assets, end of period	248.0	240.3	223.2
Net funded status	$(39.0)	$(76.2)	$(66.9)
Funded status recognized in the Consolidated Balance Sheets
Other assets—sundry	$1.4	$—	$—
Other current liabilities	(.5)	(.4)	(.4)
Other long-term liabilities	(39.9)	(75.8)	(66.5)
Net funded status	$(39.0)	$(76.2)	$(66.9)

Accumulated and projected benefit obligation information at December 31 is recapped below:

	2013	2012	2011
Aggregated plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligation	$230.3	$316.5	$290.1
Accumulated benefit obligation	228.7	312.3	287.7
Fair value of plan assets	190.2	240.3	223.2
Aggregated plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	233.8	316.5	290.1
Fair value of plan assets	193.4	240.3	223.2
Accumulated benefit obligation for all defined benefit plans	283.5	312.3	287.7

Included in the above plans is a subsidiary’s unfunded supplemental executive retirement plan. This is a non-qualified plan, and the subsidiary owns insurance policies for the participants that are not included in the plan’s assets with cash surrender values at December 31 as follows:

	2013	2012	2011
Cash surrender values	$2.1	$2.1	$2.0

Comprehensive Income

Amounts and activity included in accumulated other comprehensive income associated with pensions are reflected below:

	December 31, 2012	2013 Amortization	2013 Net Actuarial Gain	2013 Foreign Currency Exchange Rates Change	2013 Income Taxes Change	December 31, 2013
Net loss/(gain) (before tax)	$104.7	$(6.4)	$(35.1)	$(.1)	$—	$63.1
Net prior service cost (before tax)	.5	(.2)	—	—	—	.3
Deferred income taxes	(38.2)	—	—	—	15.1	(23.1)
Accumulated other comprehensive income (net of tax)	$67.0	$(6.6)	$(35.1)	$(.1)	$15.1	$40.3

Of the amounts in accumulated other comprehensive income as of December 31, 2013, the portions expected to be recognized as components of net periodic pension cost in 2014 are as follows:

Net loss	$2.4
Net prior service cost	.3

Net Pension (Expense) Income

Components of net pension (expense) income for the years ended December 31 were as follows:

	2013	2012	2011
Service cost	$(3.2)	$(3.0)	$(2.4)
Interest cost	(11.9)	(12.6)	(13.4)
Expected return on plan assets	15.2	14.5	13.8
Amortization of prior service cost	(.2)	(.3)	(.3)
Recognized net actuarial loss	(6.4)	(6.0)	(4.0)
Net pension (expense) income	$(6.5)	$(7.4)	$(6.3)
Weighted average assumptions for pension costs:
Discount rate used in net pension costs	3.8%	4.4%	5.2%
Rate of compensation increase used in pension costs	3.8%	3.8%	4.0%
Expected return on plan assets	6.6%	6.6%	6.7%
Weighted average assumptions for benefit obligation:
Discount rate used in benefit obligation	4.6%	3.8%	4.4%
Rate of compensation increase used in benefit obligation	3.8%	3.8%	3.8%

Assumptions used for U.S. and international plans were not significantly different.

We use the average of the Citigroup Pension Discount Curve rate and Merrill Lynch AA-AAA 10-year Bond Index rate to determine the discount rate used for our significant pension plans (rounded to the nearest 25 basis points). The Citigroup Pension Discount Curve rate is a calculated rate using yearly spot rates matched against expected future benefit payments. The Merrill Lynch Index rate is based on the weighted average yield of a portfolio of high grade Corporate Bonds with an average duration approximating the plans’ projected benefit payments, adjusted for any callable bonds included in the portfolio. The discount rates used for our other, primarily foreign, plans are based on rates appropriate for the respective country and the plan obligations.
 The overall, expected long-term rate of return is based on each plan’s historical experience and our expectations of future returns based upon each plan’s investment holdings, as discussed below.

Pension Plan Assets

The fair value of our major categories of pension plan assets is disclosed below using a three level valuation hierarchy that separates fair value valuation techniques into the following categories:

•	Level 1: Quoted prices for identical assets or liabilities in active markets.

•	Level 2: Other significant inputs observable either directly or indirectly (including quoted prices for similar securities, interest rates, yield curves, credit risk, etc.).

•	Level 3: Unobservable inputs that are not corroborated by market data.

Presented below are our major categories of investments for the periods presented:

	Year Ended December 31, 2013				Year Ended December 31, 2012
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mutual and pooled funds
Fixed income	$96.1	$—	$—	$96.1	$98.6	$—	$—	$98.6
Equities	148.7	—	—	148.7	91.1	—	—	91.1
Common stocks	—	—	—	—	36.7	—	—	36.7
Money market funds, cash and other	3.2	—	—	3.2	13.0	.9	—	13.9
Total investments at fair value	$248.0	$—	$—	$248.0	$239.4	$.9	$—	$240.3

Plan assets are invested in diversified portfolios of equity, debt and government securities. The aggregate allocation of these investments is as follows:

	2013	2012
Asset Category
Equity securities	60%	53%
Debt securities	39	41
Other, including cash	1	6
Total	100%	100%

Our investment policy and strategies are established with a long-term view in mind. We strive for a sufficiently diversified asset mix to minimize the risk of a material loss to the portfolio value due to the devaluation of any single investment. In determining the appropriate asset mix, our financial strength and ability to fund potential shortfalls that might result from poor investment performance are considered.

Of our three significant domestic plans, the frozen plan (representing approximately 60% of the total benefit obligation) employs a Liability Driven Investment strategy and has a target allocation of 60% fixed income and 40% equities. The remaining significant plans have a target allocation of 75% equities and 25% fixed income, as historical equity returns have tended to exceed bond returns over the long term.

Assets of our domestic plans represent the majority of plan assets and are allocated to six different passively managed low-cost index mutual funds:

•	Total Stock Market Index: Large -, mid-, and small-cap equity diversified across growth and value styles.

•	Large-Cap Index: Large-cap equity diversified across growth and value styles.

•	Small-Cap Index: Small-cap equity diversified across growth and value styles.

•	FTSE All World ex US Index: International equity; broad exposure across developed and emerging non-US equity markets around the world.

•	Long-term Bond Index: Diversified exposure to the long-term, investment-grade U.S. bond market.

•	Extended Duration Treasury Index: Diversified exposure to the long-term Treasury STRIPS market.

Future Contributions and Benefit Payments

We expect to contribute $3.4 to our defined benefit pension plans in 2014.

Estimated benefit payments, expected over the next ten years are as follows:

2014	$15.7
2015	16.0
2016	16.4
2017	16.5
2018	16.8
2019-2023	88.8

Other Benefit Plans

Total expense from continuing operations for defined contribution plans was as follows:

	2013	2012	2011
Defined contribution plans	$6.4	$6.1	$5.3

We have limited participation in two union-sponsored, defined benefit, multi-employer pension plans.  We participated in one multi-employer plan in 2011, and added one additional plan with the Western Pneumatic acquisition in 2012 (as discussed in Note R).

These plans are not administered by us, and contributions are determined in accordance with provision of negotiated labor contracts.  Aggregate contributions to these plans were less than $.6 for each of the years presented.

In addition to regular contributions, we could be obligated to pay additional contributions (known as complete or partial withdrawal liabilities) if a plan has unfunded vested benefits.  Factors that could impact the funded status of these plans include investment performance, changes in the participant demographics, financial stability of contributing employers and changes in actuarial assumptions.  Withdrawal liability triggers could include a plan's termination, a withdrawal of substantially all employers, or our voluntary withdrawal from the plan (such as decision to close a facility or the dissolution of a collective bargaining unit.) We have a very small share of the liability among the participants of these plans. Based upon the information available from plan administrators, both of the multi-employer plans in which we participate are underfunded and estimate our aggregate share of potential withdrawal liability for both plans to be $23.2. We have not recorded any material withdrawal liabilities for the years presented.